Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€)		3 Months Ended		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue		€ 239,000		€ 1,354,000
Other income		205,000	€ 264,000	1,043,000	€ 9,452,000
Research and development costs		(12,456,000)	(8,419,000)	(42,220,000)	(38,135,000)
General and administrative costs		(5,316,000)	(3,512,000)	(17,368,000)	(13,685,000)
Total operating costs		(17,772,000)	(11,931,000)	(59,588,000)	(51,820,000)
Operating result		(17,328,000)	(11,667,000)	(57,191,000)	(42,368,000)
Finance income and expense		(298,000)	(1,692,000)	(2,789,000)	(3,716,000)
Results related to associates		(85,000)	(52,000)	(217,000)	(322,000)
Gain on disposal of associate				514,000
Results related to financial liabilities measured at fair value through profit or loss		(507,000)	221,000	(1,880,000)	(84,000)
Result before corporate income taxes		(18,218,000)	(13,190,000)	(61,563,000)	(46,490,000)
Income taxes		(22,000)	(38,000)	(117,000)	(124,000)
Result for the period		(18,240,000)	(13,228,000)	(61,680,000)	(46,614,000)
Other comprehensive income (foreign exchange differences on foreign operation)		158,000	(206,000)	619,000	(340,000)
Total comprehensive income		(18,082,000)	(13,434,000)	(61,061,000)	(46,954,000)
Result attributable to
Owners of the Company		(18,221,000)	(13,217,000)	(61,621,000)	(46,565,000)
Non-controlling interests		(19,000)	(11,000)	(59,000)	(49,000)
Result for the period		(18,240,000)	(13,228,000)	(61,680,000)	(46,614,000)
Total comprehensive income attributable to
Owners of the Company		(18,063,000)	(13,423,000)	(61,002,000)	(46,905,000)
Non-controlling interests		(19,000)	(11,000)	(59,000)	(49,000)
Total comprehensive income		€ (18,082,000)	€ (13,434,000)	€ (61,061,000)	€ (46,954,000)
Share information
Weighted average number of shares outstanding		71,239,299	50,166,394	64,182,492	50,060,565
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.26)	€ (0.26)	€ (0.96)	€ (0.93)
Diluted loss per share	[1]	€ (0.26)	€ (0.26)	€ (0.96)	€ (0.93)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal